Summary of Significant Accounting Policies - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 5,363,927	$ 2,879,705
Accumulated Amortization	1,062,677	788,898
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,784,689	2,215,323
Accumulated Amortization	788,274	586,647
In-process research and development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	227,000	840
Customer relationships and contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,097,842	507,974
Accumulated Amortization	205,612	150,039
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	240,092	142,799
Accumulated Amortization	60,318	44,267
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	11,417	9,937
Accumulated Amortization	7,906	7,752
Business licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,577	2,535
Accumulated Amortization	344	81
Non-competition agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	310	297
Accumulated Amortization	$ 223	$ 112